Reserves - Changes In Valuation Gain (Loss) On Financial Assets At FVOCI (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 391,233	₩ 735,238
Balance as of December 31	387,216	391,233
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	173,281	633,240
Amount recognized as other comprehensive income for the year, net of taxes	(18,883)	(490,959)
Amount reclassified to retained earnings, net of taxes	21,810	31,000
Balance as of December 31	₩ 176,208	₩ 173,281